Term Loans - Schedule of Term Loans (Details) - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2025	Feb. 28, 2026
Non-current liabilities
Term loans, non-current liabilities		R 31,640	R 398,931
Current liabilities
Term loans, current liabilities		283,313	49,721
Total term loans		314,953	448,652
Noncurrent Liabilities [Member]
Non-current liabilities
Term loans, non-current liabilities		31,640	398,931
Current Liabilities [Member]
Current liabilities
Term loans, current liabilities		R 283,313	49,721
Interest-bearing loan [Member] | ZAR [Member]
Non-current liabilities
Interest rate	[1]	Prime rate less 1.75%
Maturity of total loan	[1]	February 2036
Term loans, non-current liabilities	[1]		360,229
Current liabilities
Interest rate	[1]	Prime rate less 1.75%
Maturity of total loan	[1]	February 2036
Term loans, current liabilities	[1]	R 237,190	40,000
Interest-bearing loan [Member] | EUR [Member]
Non-current liabilities
Interest rate	[2]	6-month Euribor rate plus 0.75%
Maturity of total loan	[2]	June 2030, September 2031
Term loans, non-current liabilities	[2]	R 31,640	38,702
Current liabilities
Interest rate	[2]	6-month Euribor rate plus 0.75%
Maturity of total loan	[2]	June 2030, September 2031
Term loans, current liabilities	[2]	R 4,941	8,754
Mortgaged bonds [Member] | ZAR [Member]
Non-current liabilities
Interest rate	[3]	Prime rate less 1.15%
Maturity of total loan	[3]	December 2025
Current liabilities
Interest rate	[3]	Prime rate less 1.15%
Maturity of total loan	[3]	December 2025
Term loans, current liabilities	[3]	R 41,182
Interest-bearing loan [Member] | EUR [Member]
Non-current liabilities
Interest rate	[4]	3.5%
Maturity of total loan	[4]	April 2026
Current liabilities
Interest rate	[4]	3.5%
Maturity of total loan	[4]	April 2026
Term loans, current liabilities	[4]		R 967

[1]	In June 2024, The Standard Bank of South Africa Limited (“SBSA”) extended a loan of ZAR 250.0 million to Purple Rain Properties No.444 Proprietary Limited (the owner of the South Africa Central Office) for funding the construction of the building (“the Facilities Agreement”). Interest at a rate of prime less 1.5% was levied by the bank and the loan matured on December 21, 2025. In February 2026, the parties concluded an addendum to the Facilities Agreement, subject to the registration of a mortgage bond of ZAR 440 million in favor of SBSA. Cartrack Proprietary Limited provided a limited guarantee as security for this loan, pending the registration of the mortgage bond. Interest levied by the bank is at a rate of prime less 1.75% and will mature on February 13, 2036. The financial conditions under the loan agreement include a Loan to Value Ratio varying from 68% from the period commencing on February 26, 2025 (the First Utilisation Date) until the first anniversary of the First Utilisation Date and 62% during the next calendar period of 12 months. The Interest Coverage Ratio shall not be less than 1.45 times for the period from the First Utilisation Date until the first anniversary of the First Utilisation Date and 1.77 times in the following period of 12 months. As at the date of this report, the financial conditions have been met.
[2]	In September 2024 and June 2025, Cartrack Portugal, S.A., secured a EUR 2.0 million and EUR 1.0 million loan, respectively, from Banco Comercial Português, S.A. The loan bears an interest rate of 6-month Euribor rate plus 0.75%, with repayments scheduled over a seven-year and five-year period. There were no covenant relating to this loan.
[3]	A mortgage bond of ZAR 65 million is registered in favor of First Rand Bank Limited over the remaining extent of Erf 160, Rosebank and Portion 6 of Erf 161, Rosebank, registered in the name of Purple Rain Properties No 444 Proprietary Limited (“Purple Rain”). Cartrack Proprietary Limited has signed a limited suretyship of ZAR 60 million for the mortgage bond. Interest levied by First Rand Bank Limited is at a rate of prime less 1.15% and repayable in equal monthly installments over a period of 60 months. The final repayment date was December 01, 2025.
[4]	In January 2026, Cartrack Espana. S.L.U., secured a EUR0.08 million loan, from Abanca- Préstamo. The loan bears an interest rate of 3.5% per year and will mature on April 22, 2026.